Events Subsequent to Balance Sheet Date (Details) (USD $)	1 Months Ended				1 Months Ended	12 Months Ended
	Mar. 31, 2013 HOMI Industries Ltd [Member]	Jan. 31, 2013 HOMI Industries Ltd [Member]	Mar. 06, 2013 HOMI Industries Ltd [Member]	Jan. 10, 2013 HOMI Industries Ltd [Member]	Jan. 31, 2013 Troy Creative Solutions LTD [Member]	Dec. 31, 2012 Troy Creative Solutions LTD [Member]	Jan. 10, 2013 Troy Creative Solutions LTD [Member]
Events Subsequent to Balance Sheet Date (Textual)
Related party debt			$ 109,000	$ 46,000			$ 125,000
Description of security and collateral for repayment of the loans	As security and collateral for repayment of the Loan, HOMI Industries will encumber in the related party's favor a computerized minibar system, including 230 HOMI® 226 computerized minibars, a central unit and a license to HOMI® software.	As security and collateral for repayment of the Loan, HOMI Industries will encumber in the related company's favor a computerized minibar system, including 91 HOMI® 330 computerized minibars, a central unit and a license to HOMI® software.			As security and collateral for repayment of the Loan, HOMI Industries will encumber in the related company's favor a computerized minibar system, including 231 HOMI® 226 computerized minibars, a central unit and a license to HOMI® software.	As security and collateral for repayment of the Loans, HOMI Industries agreed to encumber in Troy's favor computerized minibar systems, including 210 and 140 HOMI® computerized minibars, central units and licenses to HOMI® software